Cover Page	Nov. 13, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	KeyCorp
Entity Incorporation, State or Country Code	OH
Entity File Number	001-11302
Entity Tax Identification Number	34-6542451
Entity Address, Address Line One	127 Public Square,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44114-1306
City Area Code	216
Local Phone Number	689-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000091576
Document Information [Line Items]
Document Type	8-K
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	KEY
Security Exchange Name	NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series E)
Trading Symbol	KEY PrI
Security Exchange Name	NYSE
Series F Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series F)
Trading Symbol	KEY PrJ
Security Exchange Name	NYSE
Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series G)
Trading Symbol	KEY PrK
Security Exchange Name	NYSE
Series H Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Reset Perpetual Non-Cumulative Preferred Stock, Series H)
Trading Symbol	KEY PrL
Security Exchange Name	NYSE